RETIREMENT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT PLAN

20. RETIREMENT PLAN

The Company’s local PRC employees are entitled to a retirement benefit, based on their basic salary upon retirement and their length of service in accordance with a state-managed pension plan. The PRC government is responsible for the pension liability to these retired staff. The Company is required to make contributions to the state-managed pension plan equivalent to certain percentage of the monthly basic salary, subject to a ceiling, of current local PRC employees. Local PRC employees are required to make contributions equivalent to certain percentage of their basic salary, subject to a ceiling. The Company’s contribution to the pension plan was $1,903,948, $2,438,199 and $3,947,464 for the years ended December 31, 2009, 2010 and 2011, respectively. The retirement benefits do not apply to expatriate employees.

In August 2001, the Company adopted a 401(k) plan for its expatriate employees and employees of a US subsidiary whereby eligible employees may contribute up to 15% of their compensation, on a pretax basis, subject to the maximum amount permitted by the Internal Revenue Code. Spreadtrum USA’s 401(k) plan is subject to the same limitation. The Company is not required to, and has not contributed to, either of these two 401(k) Plans.